Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 26, 2018	Dec. 29, 2017	Oct. 31, 2017	Sep. 30, 2018	Dec. 31, 2017
Other payables to related parties				$ 50,520
Payments for development and technical services		$ 250,000
Services fee		$ 35,000			$ 500,000
Business Instincts Group Inc [Member]
Ownership percentage				10.00%	10.00%
Blockchain Merchant Group, Inc [Member]
Ownership percentage				2.50%	2.50%
WENN Digital Inc. [Member]
Ownership percentage				7.50%
First Client Agreement [Member]
Repayments to related party debt	$ 105,000
Payments for signing bonus	280,000
Initial payments for agreement			$ 50,000
Business Services Agreement [Member] | Ryde Holding Inc. [Member]
Payments for development and technical services				$ 1,100,000
Services fee				35,000
Minimum aggregate amount				$ 12,000,000
Description on related party				The Company will not provide any services related to any financings to be conducted by Ryde. The Company will also receive 20 million tokens based upon 100 million tokens issued, which number will be increased on a pro rata basis, if at any time, Ryde issues more than 100 million tokens (the "Token Fee"). The Token Fee has been previously earned and will be issued in connection with the first release of any tokens to any party.
Chairman Director Officer and Shareholder [Member]
Percentage for services			30.50%
Repayments to related party debt			$ 35,000
Payments for signing bonus			100,000
Payment for equity financing			50,000
Chairman Director Officer and Shareholder [Member] | Maximum [Member]
Payment for equity financing			$ 750,000
Two Additional Clients [Member] | First Client Agreement [Member]
Payments for signing bonus	$ 140,000